Stockholders' Equity (Details) - Schedule of Stockholders' Equity - shares	Jun. 10, 2021	Dec. 31, 2020
Stockholders' Equity (Details) - Schedule of Stockholders' Equity [Line Items]
Outstanding	2,930,711	2,287,279
Authorized	4,908,393	4,908,393
Issued	3,004,885	2,425,474
Common Unit, Class A [Member]
Stockholders' Equity (Details) - Schedule of Stockholders' Equity [Line Items]
Outstanding	1,381,424	911,500
Authorized	3,136,518	3,136,518
Issued	1,381,424	911,500
Common Unit, Class B [Member]
Stockholders' Equity (Details) - Schedule of Stockholders' Equity [Line Items]
Outstanding	293,221	229,732
Authorized	513,846	513,846
Issued	367,395	367,927
Common Unit, Class C [Member]
Stockholders' Equity (Details) - Schedule of Stockholders' Equity [Line Items]
Outstanding	400,000	300,000
Authorized	400,000	400,000
Issued	400,000	300,000
Common Unit, Class D [Member]
Stockholders' Equity (Details) - Schedule of Stockholders' Equity [Line Items]
Outstanding	236,521	236,521
Authorized	236,521	236,521
Issued	236,521	236,521
Common Unit, Class E [Member]
Stockholders' Equity (Details) - Schedule of Stockholders' Equity [Line Items]
Outstanding	112,916	112,916
Authorized	112,916	112,916
Issued	112,916	112,916
Common Unit, Class F [Member]
Stockholders' Equity (Details) - Schedule of Stockholders' Equity [Line Items]
Outstanding	492,110	492,110
Authorized	492,110	492,110
Issued	492,110	492,110
Common Unit, Class G [Member]
Stockholders' Equity (Details) - Schedule of Stockholders' Equity [Line Items]
Outstanding	10,019
Authorized	11,482	11,482
Issued	10,019
Common Units Except Common Unit Class H [Member]
Stockholders' Equity (Details) - Schedule of Stockholders' Equity [Line Items]
Outstanding	2,926,211
Common Unit, Class H [Member]
Stockholders' Equity (Details) - Schedule of Stockholders' Equity [Line Items]
Outstanding	4,500	4,500
Authorized	5,000	5,000
Issued	4,500	4,500
Class A Common Stock [Member] | Common Unit, Class A [Member]
Stockholders' Equity (Details) - Schedule of Stockholders' Equity [Line Items]
Conversion of common units into common stock	12,612,470
Class A Common Stock [Member] | Common Unit, Class B [Member]
Stockholders' Equity (Details) - Schedule of Stockholders' Equity [Line Items]
Conversion of common units into common stock	9,564,150
Class A Common Stock [Member] | Common Unit, Class C [Member]
Stockholders' Equity (Details) - Schedule of Stockholders' Equity [Line Items]
Conversion of common units into common stock	11,520,101
Class A Common Stock [Member] | Common Unit, Class D [Member]
Stockholders' Equity (Details) - Schedule of Stockholders' Equity [Line Items]
Conversion of common units into common stock	1,568,565
Class A Common Stock [Member] | Common Unit, Class E [Member]
Stockholders' Equity (Details) - Schedule of Stockholders' Equity [Line Items]
Conversion of common units into common stock	1,309,971
Class A Common Stock [Member] | Common Unit, Class F [Member]
Stockholders' Equity (Details) - Schedule of Stockholders' Equity [Line Items]
Conversion of common units into common stock	16,380,782
Class A Common Stock [Member] | Common Unit, Class G [Member]
Stockholders' Equity (Details) - Schedule of Stockholders' Equity [Line Items]
Conversion of common units into common stock	278,533
Class A Common Stock [Member] | Common Units Except Common Unit Class H [Member]
Stockholders' Equity (Details) - Schedule of Stockholders' Equity [Line Items]
Conversion of common units into common stock	53,234,572
Common Class V [Member] | Common Unit, Class A [Member]
Stockholders' Equity (Details) - Schedule of Stockholders' Equity [Line Items]
Conversion of common units into common stock	25,791,473
Common Class V [Member] | Common Unit, Class B [Member]
Stockholders' Equity (Details) - Schedule of Stockholders' Equity [Line Items]
Conversion of common units into common stock
Common Class V [Member] | Common Unit, Class C [Member]
Stockholders' Equity (Details) - Schedule of Stockholders' Equity [Line Items]
Conversion of common units into common stock
Common Class V [Member] | Common Unit, Class D [Member]
Stockholders' Equity (Details) - Schedule of Stockholders' Equity [Line Items]
Conversion of common units into common stock	5,806,776
Common Class V [Member] | Common Unit, Class E [Member]
Stockholders' Equity (Details) - Schedule of Stockholders' Equity [Line Items]
Conversion of common units into common stock	2,229,122
Common Class V [Member] | Common Unit, Class F [Member]
Stockholders' Equity (Details) - Schedule of Stockholders' Equity [Line Items]
Conversion of common units into common stock
Common Class V [Member] | Common Unit, Class G [Member]
Stockholders' Equity (Details) - Schedule of Stockholders' Equity [Line Items]
Conversion of common units into common stock
Common Class V [Member] | Common Units Except Common Unit Class H [Member]
Stockholders' Equity (Details) - Schedule of Stockholders' Equity [Line Items]
Conversion of common units into common stock	33,827,371